STEIN ROE BALANCED FUND, VARIABLE SERIES
                  STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES
              STEIN ROE SMALL COMPANY GROWTH FUND, VARIABLE SERIES
          SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000 AND JUNE 1, 2000
                  (REPLACING SUPPLEMENT DATED AUGUST 28, 2000)

The Funds' Prospectuses are amended as follows:

1. The Stein Roe Small Company Growth Fund, Variable Series (Fund) changed its primary benchmark from the Standard & Poor's Small-Cap 600 Index to the Russell 2000 Growth Index, an unmanaged index that tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is more representative of the Fund's small cap growth investment style and should allow for more meaningful performance comparisons. For the 1-year, 5-year and 10-year periods ended December 31, 1999, the average annual total returns for the Russell 2000 Growth Index were 43.09%, 18.99% and 13.51%, respectively.

2. The sub-caption "Defining Capitalization" under the section "THE FUNDS" is replaced in its entirety as follows:

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); medium capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, we use capitalization-based categories that are based in part on Standard & Poor's Index Services.

LARGE CAPITALIZATION
Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is a member of the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION
Mid-cap stocks are stocks with market capitalizations between $1 billion and the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($9.9 billion as of December 31, 2000). In addition, any stock that is a member of the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION
Small-cap stocks are stocks with market capitalizations equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index (less than $2.6 billion as of December 31, 2000).

3. The following two paragraphs are added to the end of Stein Roe Balanced Fund, Variable Series' "PRIMARY INVESTMENT STRATEGIES" section:

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). The Fund is in the "Domestic Hybrid" Morningstar category. Stein Roe generally manages the Fund in accordance with the Morningstar guidelines for a "Domestic Hybrid" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

4. The following two paragraphs are added to the end of Stein Roe Growth Stock Fund, Variable Series' "PRIMARY INVESTMENT STRATEGIES" section:

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar. For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. The Fund is in the "Large Growth" Morningstar category. Stein Roe generally manages the Fund in accordance with the Morningstar guidelines for a "Large Growth" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

5. The following two paragraphs are added to the end of Stein Roe Small Company Growth Fund, Variable Series' "PRIMARY INVESTMENT STRATEGIES" section:

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar. For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. The Fund is in the "Small Growth" Morningstar category. Stein Roe generally manages the Fund in accordance with the Morningstar guidelines for a "Small Growth" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

6.        The following Appendix A is added to the end of the Prospectus:

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Medium, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Medium Growth, Medium Blend, Medium Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including:
Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

      Value  Blend Growth
     ------- ------ ------
     1         2      3     Large
     ------- ------ ------
     ------- ------ ------
     4         5      6     Medium
     ------- ------ ------
     ------- ------ ------
     7         8      9     Small
     ------- ------ ------

The equity style box for domestic stock funds comprises two components: market capitalization on the vertical axis and valuation on the horizontal axis.

Market Capitalization: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

Valuation: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box Score and the P/B style box Score for each fund by ranking the stocks in a fund's portfolio by their P/E Scores and P/B Scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box Score and the P/B style box Score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box Score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.





ANN-36/062F-0201                                                March 1, 2001